SHORT TERM INVESTMENTS	12 Months Ended
Aug. 31, 2021
Short Term Investment Abstract
Short Term Investments	SHORT TERM INVESTMENTS
The Company’s short-term investments included the following on August 31, 2021 and August 31, 2020:

DESCRIPTION	INTEREST %	AUGUST 31, 2021	AUGUST 31, 2020
GIC - maturing September 16, 2020	0.95%	$—	$10,000
GIC - maturing September 24, 2020	0.95%	—	10,000
GIC - maturing December 15, 2020	1.16%	—	10,000
GIC - maturing December 23, 2020	1.16%	—	10,000
GIC - maturing June 17, 2021	0.93%	—	10,000
GIC - maturing November 2, 2021	0.50%	60,000	—
GIC - maturing May 4, 2022	0.70%	60,138	—
GIC - maturing May 27, 2022	1.50%	8,032	—
Bond - Canada Revenue Agency		20	—
Equity securities in VIVO Cannabis Inc.		—	128
		$128,190	$50,128

On October 16, 2018, the Company sold its wholly-owned subsidiary, Trauma Healing Centers, Incorporated, in exchange for consideration consisting of common shares in the purchaser (an unaffiliated publicly-traded company), VIVO Cannabis Inc. (the “VIVO Shares”). The VIVO Shares were carried at fair value through profit or loss. During the year ended August 31, 2021 , all of the VIVO Shares were sold.

On April 1, 2021, the Company repaid the outstanding balance under the Amended and Restated Bank of Montreal ("BMO") Facilities (See Note 12). Subsequently, the Company was released from all security, and the two-year GIC of $8,000 (plus accrued interest) which was pledged as a deposit with BMO and previously recorded as restricted investments has been reclassified to short-term investments.